Revenues (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,513,788	$ 2,417,173	$ 2,869,377
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,080,110	2,249,107	2,664,001
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	75,205	167,263	171,217
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,355,548
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,925	$ 803	$ 34,159